Interim consolidated statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Continuing operations
Revenue from contracts with customers	$ 477,350	$ 390,359
Cost of sales	(217,001)	(181,736)
Gross profit	260,349	208,623
Other income	40,000	0
Research and development costs	(123,828)	(81,583)
Selling and marketing expenses	(58,358)	(48,973)
Manufacturing and distribution costs	(28,713)	(18,849)
General and administration costs	(48,663)	(47,723)
Other gains/(losses)(net)	5,575	(1,105)
Operating profit	46,362	10,390
Finance income	2,274	3,616
Finance costs	(19,388)	(18,842)
Profit/(loss) before income tax	29,248	(4,836)
Income tax benefit	9,082	2,544
Profit/(loss) for the period	38,330	(2,292)
Profit/(loss) for the period attributable to:
Owners of Telix Pharmaceuticals Limited	38,330	(2,292)
Items that will not be reclassified to profit or loss in subsequent periods:
Changes in the fair value of investments at fair value through other comprehensive income	1,207	(1,381)
Items to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(30,079)	6,928
Total comprehensive income for the period	9,458	3,255
Total comprehensive income for the period attributable to:
Owners of Telix Pharmaceuticals Limited	$ 9,458	$ 3,255
Earnings per share [abstract]
Basic earnings/(loss) per share from continuing operations after income tax attributable to the ordinary equity holders of the Company (in dollars per share)	$ 0.1130	$ (0.0068)
Diluted earnings/(loss) per share from continuing operations after income tax attributable to the ordinary equity holders of the Company (in dollars per share)	$ 0.1074	$ (0.0068)